CONVERTIBLE DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Debt
Schedule of convertible notes

August 13, 2021
Convertible Notes	$41,887
Conversion option derivative	7,474
Call and contingent put derivative	639
Total Convertible Notes	$50,000

August 13, 2021
Convertible Notes	$41,887
Conversion option derivative	7,474
Call and contingent put derivative	639
Total Convertible Notes	$50,000

Schedule of convertible debt

March 31, 2023
Convertible Notes	$46,242
Loan discount costs	(750)
Total Convertible Notes	$45,492

December 31, 2022
Convertible Notes	$41,887
Accrued interest(a)	2,898
Subtotal	44,785
Loan discount costs	(857)
Total Convertible Notes	$43,928

(a)	The accrued interest will accrete to principal value by the end of the term, December 30, 2024.